Employee Benefit Plans Benefits expected to be paid (Details) - Pension Plan [Member] $ in Thousands	Sep. 30, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2019	$ 171
2020	263
2021	346
2022	613
2023	595
Five years thereafter	4,538
Total	$ 6,526